INDEPENDENCE ONE MUTUAL FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                  June 29, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: INDEPENDENCE ONE MUTUAL FUNDS (the "Trust")
          Independence One U.S. Government Securities Fund
          Independence One Fixed Income Fund
          Independence One Michigan Municipal Bond Fund
          Independence One Prime Money Market Fund
          Independence One U.S. Treasury Money Market Fund
          Independence One Michigan Municipal Cash Fund
          Independence One Equity Plus Fund
          (collectively, the "Funds")
         1933 Act File No. 33-26516
         1940 ACT FILE NO. 811-5752

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information of the above-referenced Funds, dated June 30, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 23 on June 26, 1998.


      If you have any questions regarding this certification, please call Amy B. Gotz at (412) 288-1940.

                                          Very truly yours,



                                          /s/ Jay S. Neuman
                                          Jay S. Neuman
                                          Secretary